Fair Value Measurements - Summary of Investments Measured at Fair Value (Details) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 117,795,801	$ 99,047,761
Quoted Prices In Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total	117,795,801	99,047,761
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Peapack-Gladstone Financial Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total	3,502,803	4,498,163
Peapack-Gladstone Financial Corporation Common Stock | Quoted Prices In Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total	3,502,803	4,498,163
Peapack-Gladstone Financial Corporation Common Stock | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Peapack-Gladstone Financial Corporation Common Stock | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	114,292,998	94,549,598
Mutual Funds | Quoted Prices In Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total	114,292,998	94,549,598
Mutual Funds | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Mutual Funds | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 0	$ 0